Debt (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 24, 2020	Dec. 21, 2020	Jan. 31, 2020	Nov. 30, 2019
Debt (Details) [Line Items]
Description of revolving line of credit					The revolving line of credit bore interest at a floating per annum rate equal to the greater of (i) the prime rate plus 4.50% or (ii) a fixed rate of 7.75%. On December 23, 2020, the revolver was repaid in full.
Interest rate of debt					2.00%					2.00%
Percentage of fixed rate					7.00%					7.00%
Purchase of warrants (in Shares)						189,296
Stock price (in Dollars per share)						$ 0.24
Warrants exercise price (in Dollars per share)						$ 0.17
Amortization of debt discount			$ (60)	$ 1,788	$ 4,629	$ 1,598
Common stock outstanding (in Shares)						340,733
Common stock issued (in Shares)	139,366,576		139,366,576		131,365,254	80,400,727	338,223
Additional convertible subordinated debt									$ 13,000
Loss on extinguishment				$ (1,038)	$ (1,038)
Derivative liability					3,551
Debt [Member]
Debt (Details) [Line Items]
Amortization of debt discount					31	$ 18
Loss on extinguishment					$ 1,038
Convertible Notes Payable [Member]
Debt (Details) [Line Items]
Description of convertible notes payable					the Company issued subordinated convertible promissory notes in the amount of $8,100. The notes mature at the earlier of (i) February 6, 2021 or (ii) the date of a change of control as defined in the note agreements. Upon a change of control, the Company is required to repay all outstanding principal and interest and a 100% premium on the outstanding principal balance of each note. Under the terms of the agreements, upon a qualifying financing event occurring after July 31, 2020, the convertible promissory notes and accrued interest would be convertible at 70% of the price per share paid generally by cash investors in such qualifying financing.
Loss on extinguishment					$ 1,038
face value of convertible notes					$ 10,000
Percentage of convertible notes					10.00%
Interest expense					$ 4,497
Payment of convertible notes								$ 11,250
Issuance of convertible notes (in Shares)								1,715,918
Convertible principal amount					6,850
Accrued interest					$ 1,709
Vehicle financing agreements [Member]
Debt (Details) [Line Items]
Description of debt					The Company has entered into several vehicle financing agreements with various lenders with maturities ranging from 2020 to 2025. Interest rates on these agreements range from 2.95% to 10.00%. Each agreement is collateralized by the equipment purchased.